LEASES	3 Months Ended
Mar. 31, 2022
Leases
LEASES

10.LEASES

The Company adopted FASB ASU No. 2016-02, Leases (Topic 842) on January 1, 2022, using the modified retrospective method, in which it did not restate prior periods. Upon adoption, the Company elected the package of practical expedients permitted under the transition guidance within Topic 842 which, among other things, allowed the Company to carry forward the historical lease classification.

In our implementation of ASU No. 2016-02 the Company elected to discount lease obligations using our incremental borrowing rate, which is derived from information available at the lease commencement date, in determining the present value of lease payments. The

Company’s incremental borrowing rate represents the rate of interest that it would have to pay to borrow over a similar term an amount equal to the lease payments in a similar economic environment. The Company considers publicly available data for instruments with similar terms and characteristics when determining its incremental borrowing rates. In addition, we elected the practical expedient to account for the lease and non-lease components on a combined basis. The Company intends to use the full lease term under the existing lease agreement as the lease term, which is currently set to expire on April 30, 2026. As of March 31, 2022, the Company is not able to determine if any renewal options will be exercised.

The Company leases its premises in Houston, Texas under an operating lease which was renewed on November 19, 2020. This renewed lease agreement will commence under an operating lease agreement that is noncancelable from commencement until May 1, 2024.

On March 22, 2021, the Company’s board of directors approved a lease expansion within its premises in Houston, Texas. The amended lease agreement commenced on August 1, 2021 under an operating lease agreement that is noncancelable from commencement until May 1, 2024. The amended lease agreement adds approximately 15,385 square feet. The Company has the option to cancel the lease thereafter until the agreement expires on May 1, 2026. The termination date is effective after a 90-day notice of cancellation.

Two further amendments were executed in 2021. The agreements commenced on November 1, 2021, and December 1, 2021 under an operating lease agreement that is noncancelable from commencement until May 1, 2024. The amended lease agreement adds approximately 3,684 square feet. The Company has the option to cancel the lease thereafter until the agreement expires on May 1, 2026. The termination date is effective after a 90-day notice of cancellation.

An amendment to the lease agreement was executed in January 2022 and commenced May 1, 2022. The amendment will add approximately 9,352 square feet. The Company has the option to cancel the lease thereafter until the agreement expires on May 1, 2026. The termination date is effective after a 90-day notice of cancellation. In year one and two monthly rent is $4,800 per month, in year three and four monthly rent is $4,896 per month, and in year five monthly rent is $5,000 per month.

If the Company exercises the cancellation option, the Company must also pay the lessor a termination payment equal to three months of base rent.

The following table indicates the balance sheet line items that include the right-of-use assets and lease liabilities for our operating lease:

March 31,
2022
Operating lease
Right-of-Use Asset
Operating lease	$2,227,300
Total right-of use asset	2,227,300

Lease Liabilities
Operating lease - short term	$(480,300)
Operating lease - long term	(1,747,000)
Deferred rent	(5,500)
Total lease liabilities	(2,232,800)

For the three months ended March 31, 2022, the components of lease expense were as follows:

2022
Operating lease cost allocated to research and development expense	$82,300
Operating lease cost allocated to general and administrative expense	68,100
Total lease expense	$150,400
Weighted-average remaining lease term	4.08
Weighted-average discount rate	7.12%

As of March 31, 2022 the maturities of the Company’s operating lease liabilities were as follows:

Maturity of Lease Liabilities	Operating lease
2022	$465,300
2023	626,100
2024	628,900
2025	634,600
2026	212,500
Total lease payments	2,567,400
Less: imputed interest	(334,600)
Present value of lease payments	2,232,800

The Company maintains a month to month lease in Arlington, VA, which is considered a short term lease. The Company elected to exclude this lease from the determination of the right-of-use asset and lease liability, as permitted under ASC 842. The Company will recognize the lease payments in profit or loss in the statement of operations on a straight-line basis over the term of the lease.

Under ASC 840, rent expense recognized under the leases was $69,000 for the three months ended March 31, 2021.

Future minimum lease payments under noncancellable operating leases were:

As of December 31, 2021
2022	$616,157
2023	624,825
2024	523,939
Total lease payments	1,764,921